UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Strategic Latin America Fund
Class A Shares (SLATX)

SEMI-ANNUAL REPORT
September 30, 2012

www.StrategicLatinAmericaFund.com

Strategic Latin America Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	16
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Strategic Latin America Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS – 64.3%
	BRAZIL – 19.2%
$100,000	Banco BMG S.A. 6.50%, 3/14/2014	$96,775
	Banco Cruzeiro do Sul S.A.
200,000	7.00%, 7/8/20131	39,250
200,000	8.50%, 2/20/20151	36,000
	Banco Daycoval S.A.
300,000	6.50%, 3/16/2015	310,500
300,000	6.25%, 1/28/2016	311,031
100,000	Banco Fibra S.A. 5.13%, 4/29/2013	100,072
800,000	Banco Industrial e Comercial S.A. 6.25%, 1/20/2013	802,000
400,000	Banco Santander Brasil S.A. 4.50%, 4/6/2015	410,420
100,000	Bertin S.A. / Bertin Finance Ltd. 10.25%, 10/5/2016	107,500
300,000	Braskem International Ltd. 9.38%, 6/1/2015	343,350
400,000	Cosipa Commercial Ltd. 8.25%, 6/14/2016	446,000
500,000	Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba 10.50%, 7/19/2013	530,000
300,000	Gol Finance 7.50%, 4/3/20172	279,300
1,100,000	JBS S.A. 10.50%, 8/4/2016	1,204,940
401,000	Tam Capital, Inc. 7.38%, 4/25/20172	435,979
		5,453,117
	CHILE – 5.8%
400,000	Banco Santander Chile 5.38%, 12/9/2014	422,520
600,000	CorpGroup Interhold S.A. 8.00%, 3/30/20152	616,500
600,000	Telefonica Moviles Chile S.A. 2.88%, 11/9/2015	603,618
		1,642,638
	COLOMBIA – 5.6%
	AES Chivor & Cia SCA ESP
800,000	9.75%, 12/30/20142	928,000
200,000	9.75%, 12/30/20142	232,000
400,000	Grupo Aval Ltd. 5.25%, 2/1/20172	424,092
		1,584,092

See Accompanying Notes to Financial Statements.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COSTA RICA – 2.2%
600,000	Costa Rica Government International Bond 6.55%, 3/20/2014	629,100
	EL SALVADOR – 3.2%
500,000	AES El Salvador Trust 6.75%, 2/1/2016	507,500
400,000	Telemovil Finance Co., Ltd. 8.00%, 10/1/20172	420,600
		928,100
	GERMANY – 1.9%
500,000	Dresdner Bank A.G. 7.25%, 9/15/2015	530,442

	MEXICO – 22.2%
800,000	Alestra S.A. 11.75%, 8/11/20142	906,000
1,300,000	Cemex Finance LLC 9.50%, 12/14/20162	1,352,000
700,000	Controladora Mabe S.A. C.V. 6.50%, 12/15/2015	735,000
400,000	Credito Real S.A. de C.V. 10.25%, 4/14/20152	435,020
600,000	Desarrolladora Homex S.A.B. de C.V. 7.50%, 9/28/20152	601,500
300,000	Empresas ICA S.A.B. de C.V. 8.38%, 7/24/20172	312,000
1,400,000	Financiera Independencia S.A.B. de C.V. 10.00%, 3/30/2015	1,399,580
300,000	Grupo Elektra S.A. de C.V. 7.25%, 8/6/20182	303,450
300,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 8.50%, 4/19/20162	267,000
		6,311,550
	Paraguay – 1.3%
350,000	Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.75%, 2/11/2016	362,250

	Peru – 0.9%
250,000	Banco de Credito del Peru 4.75%, 3/16/20162	265,575

See Accompanying Notes to Financial Statements.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UNITED STATES – 2.0%
$218,113	Continental Airlines 2007-1 Class C Pass-Through Trust 7.34%, 4/19/20142	$226,838
150,000	International Lease Finance Corp. 6.38%, 3/25/2013	153,000
100,000	Morgan Stanley 5.95%, 12/28/2017	112,325
78,000	Nextel Communications, Inc. 7.38%, 8/1/20152	78,487
		570,650
	TOTAL CORPORATE BONDS (Cost $18,534,159)	18,277,514
Number of Shares
	COMMON STOCKS – 31.1%
	CONSUMER DISCRETIONARY – 4.4%
78,000	Desarrolladora Homex S.A.B. de C.V. - ADR (Mexico)*	1,063,920
20,000	Ford Motor Co.	197,200
		1,261,120
	CONSUMER STAPLES – 0.6%
24,000	Alicorp S.A. (Peru)	64,677
9,329	Grupo Nutresa S.A. (Colombia)	108,956
		173,633
	ENERGY – 1.9%
4,000	Hess Corp.	214,880
14,500	Petroleo Brasileiro S.A. - ADR (Brazil)	332,630
		547,510
	FINANCIALS – 9.5%
30,000	Banco Davivienda S.A. (Colombia)	361,712
64,000	Bank of America Corp.	565,120
50,000	BBVA Banco Continental S.A. (Peru)	128,778
12,951	Citigroup, Inc.	423,757
50,000	Grupo Financiero Banorte S.A.B. de C.V. - Cl. O (Mexico)	282,634
27,000	MetLife, Inc.	930,420
		2,692,421
	INDUSTRIALS – 5.0%
60,000	Avianca Taca Holding S.A. (Colombia)	141,018
150,000	Construcciones El Condor S.A. (Colombia)	114,181
150,000	Constructora Conconcreto S.A. (Colombia)	106,263

See Accompanying Notes to Financial Statements.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
92,000	Empresas ICA S.A.B. de C.V. - ADR (Mexico)*	$712,080
115,010	Ferreyros S.A. (Peru)	104,051
50,000	Grana y Montero S.A. (Peru)	169,394
30,000	Salfacorp S.A. (Chile)	71,403
		1,418,390
	MATERIALS – 6.7%
98,356	Cemex S.A.B. de C.V. - ADR (Mexico)*	819,307
16,000	Cia de Minas Buenaventura S.A. - ADR (Peru)	623,360
240,006	Corp Aceros Arequipa S.A. (Peru)	118,270
20,000	Empresas CMPC S.A. (Chile)	78,752
15,000	Grupo Argos S.A. (Colombia)	165,687
96	Southern Copper Corp. (Peru)	3,299
6,000	Vale S.A. - ADR (Brazil)	107,400
		1,916,075
	UTILITIES – 3.0%
50,000	Empresa de Distribucion Electrica de Lima Norte S.A. (Peru)	86,044
501,576	Empresa de Energia de Bogota S.A. (Colombia)	339,999
20,000	Enersis S.A. - ADR (Chile)	327,800
28,000	Luz del Sur SAA (Peru)	85,806
		839,649
	TOTAL COMMON STOCKS (Cost $9,995,009)	8,848,798

Principal Amount
	SHORT-TERM INVESTMENTS – 3.5%
$998,763	UMB Money Market Fiduciary , 0.01%	998,763
	TOTAL SHORT-TERM INVESTMENTS (Cost $998,763)	998,763
	TOTAL INVESTMENTS – 98.9% (Cost $29,527,931)	28,125,075
	Other Assets in Excess of Liabilities – 1.1%	323,326
	TOTAL NET ASSETS – 100.0%	$28,448,401

ADR – American Depositary Receipt
LLC – Limited Liability Company

* Non-income producing security.
1 Security is in default.
2 Callable.

See Accompanying Notes to Financial Statements.

Strategic Latin America Fund
SUMMARY OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Country	Percent of Total Net Assets
Mexico	32.3%
Brazil	20.7%
United States	13.7%
Colombia	10.3%
Chile	7.5%
Peru	5.8%
El Salvador	3.2%
Costa Rica	2.2%
Germany	1.9%
Paraguay	1.3%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $29,527,931)	$28,125,075
Cash	710
Receivables:
Investment securities sold	127,347
Dividends and interest	407,346
Prepaid expenses	3,000
Total assets	28,663,478

Liabilities:
Payables:
Investment securities purchased	171,068
Advisory fees	13,536
Distribution fees (Note 6)	5,788
Fund accounting fees	6,955
Transfer agent fees and expenses	6,588
Administration fees	4,042
Custody fees	3,597
Trustees' fees and expenses	1,517
Accrued other expenses	1,986
Total liabilities	215,077

Net Assets	$28,448,401

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,174,712
Accumulated net investment income	869,762
Accumulated net realized gain on investments and foreign currency transactions	806,797
Net unrealized depreciation on:
Investments	(1,402,856)
Foreign currency translations	(14)
Net Assets	$28,448,401

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$28,448,401
Shares of beneficial interest issued and outstanding	2,819,782
Redemption price	$10.09
Maximum sales charge (5.00%* of offering price)	0.53
Maximum public offering price per share	$10.62

* On sales of $50,000 or more, the sales charge will be reduced.

See Accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,281)	$68,168
Interest	507,252
Total investment income	575,420

Expenses:
Advisory fee	148,373
Distribution fees (Note 6)	33,721
Transfer agent fees and expenses	26,699
Fund accounting fees	22,494
Administration fees	21,029
Registration fees	12,534
Custody fees	10,429
Chief compliance officer fees	9,681
Audit fees	7,521
Legal fees	6,590
Shareholder reporting fees	4,513
Trustees' fees and expenses	3,259
Insurance fees	752
Miscellaneous expenses	3,572

Total expenses	311,167
Advisory fee waived	(68,375)
Net expenses	242,792
Net investment income	332,628

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain (loss) on:
Investments	503,152
Foreign currency transactions	(2,708)
Net realized gain	500,444
Net change in unrealized appreciation/depreciation on:
Investments	(570,346)
Foreign currency translations	(14)
Net change in unrealized appreciation/depreciation	(570,360)
Net realized and unrealized loss on investments	(69,916)

Net Increase in Net Assets from Operations	$262,712

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	September 30, 2012	For the Year Ended
	(Unaudited)	March 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$332,628	$578,763
Net realized gain on investments	503,152	371,326
Net realized loss on foreign currency transactions	(2,708)	(10,612)
Net change in unrealized appreciation/depreciation on
investments and foreign currency translations	(570,360)	(363,365)
Net increase in net assets resulting from operations	262,712	576,112

Distributions to Shareholders:
From net investment income	-	(137,205)
From net realized gain	-	(980,782)
Total distributions	-	(1,117,987)

Capital Transactions:
Net proceeds from shares sold	417,085	345,766
Reinvestment of distributions	-	1,104,334
Cost of shares redeemed1	(18,464)	(135,738)
Net increase in net assets from capital transactions	398,621	1,314,362

Total increase in net assets	661,333	772,487

Net Assets:
Beginning of period	27,787,068	27,014,581
End of period	$28,448,401	$27,787,068

Accumulated net investment income	$869,762	$537,134

Capital Share Transactions:
Shares sold	43,159	35,630
Shares reinvested	-	129,617
Shares redeemed	(1,932)	(13,708)
Net increase in capital share transactions	41,227	151,539

1	Net of redemption fees of $131, and $66, respectively.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
FINANCIAL HIGHLIGHTS
Per share operating performance.
For a capital share outstanding throughout each period.

For the Six
Months Ended September 30, 2012	Year Ended	For the Period May 3, 2010*
(Unaudited)	March 31, 2012	to March 31, 2011
Net asset value, beginning of period	$10.00	$10.28	$10.00
Income from Investment Operations:
Net investment income1	0.12	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.03)	(0.08)	0.64	2
Total from investment operations	0.09	0.14	0.81

Less Distributions:
From net investment income	-	(0.05)	(0.12)
From net realized gain	-	(0.37)	(0.41)
Total distributions	-	(0.42)	(0.53)

Redemption fee proceeds	-	4	-	4	-	4

Net asset value, end of period	$10.09	$10.00	$10.28

Total return 3	0.90	%5	2.13%	8.11	%5

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,448	$27,787	$27,015

Ratio of expenses to average net assets:
Before fees waived	2.31	%6	2.35%	2.45	%6
After fees waived	1.80	%6	1.80%	1.80	%6
Ratio of net investment income to average net assets:
Before fees waived	1.96	%6	1.74%	1.16	%6
After fees waived	2.47	%6	2.29%	1.81	%6
Portfolio turnover rate	81	%5	317%	273	%5

*	Commencement of Operations
1	Calculated based on average shares outstanding for the period.
2
The Advisor reimbursed the Fund $4,504 for losses due to trading error. As of March 31, 2011, the reimbursement amount was less than $0.01 per share. This reimbursement had no impact to the Fund's total return.

3	Does not include payment of maximum sales charge of 5.00%. If the sales charges were included, total return would be lower.
4	Amount represents less than $0.01 per share.
5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012 (Unaudited)

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Strategic Asset Management, Ltd (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.80% of the Fund's average daily net assets until July 31, 2013.

For the six months ended September 30, 2012, the Advisor waived $68,375 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than March 31, of the years stated below:

2014:	$134,754
2015:	138,154
2016:	68,375
$341,283

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended September 30, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2012, are reported on the Statement of Operations.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012 (Unaudited)

Note 4 – Federal Income Taxes
At September 30, 2012, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$29,589,131

Gross unrealized appreciation	$563,742
Gross unrealized depreciation	(2,027,810)
Net unrealized depreciation on investments	$(1,464,068)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$927,325
Undistributed long-term capital gains	5,429

Tax accumulated earnings	$932,754
Accumulated capital and other losses	(38,275)
Unrealized depreciation	(883,502)

Total accumulated earnings	$10,977

The tax character of the distributions paid during the fiscal year ended March 31, 2012 was as follows:

Distributions paid from:	March 31, 2012

Ordinary Income	$1,117,987
Net long term capital gains	-

Total distributions paid	$1,117,987

Note 5 – Investment Transactions
For the six months ended September 30, 2012, purchases and sales of investments, excluding short-term investments, were $22,116,997 and $21,352,653, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the six months ended September 30, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012 (Unaudited)

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s assets carried at fair value:

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$8,848,798	$-	$-	$8,848,798
Corporate Bonds	-	18,277,514	-	18,277,514
Short-Term Investments	998,763	-	-	998,763
Total Investments	$9,847,561	$18,277,514	$-	$28,125,075

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at September 30, 2012.

Note 9 – Line of Credit
The Fund has an uncommitted $4,000,000 line of credit with UMBNA.  Borrowings under this arrangement bear interest at the greater of the federal funds rate plus 1.750% per annum or 2.000% per annum.  There are no borrowing activities for the six months ended September 30, 2012.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended September 30, 2012, the Fund did not enter into any forward contracts.

Note 11 – Recently Issued Accounting Pronouncements
In December 2011, FASB issued ASU No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 14-15, 2012, and September 26-27, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Strategic Asset Management, Ltd. (the “Investment Advisor”) with respect to the Strategic Latin America Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with the returns of the iShares S&P Latin America 40 Index and the returns of a select group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Foreign Allocation Universe for the one-year period ended June 30, 2012.  With respect to the performance results of the Fund, the Board noted that the materials they reviewed indicated that the Fund’s returns for the one-year period exceeded the returns of the Peer Group and Foreign Allocation Universe medians and the iShares S&P Latin America 40 Index.  The Board noted that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) and the total expenses (net of fee waivers) paid by the Fund were slightly higher than the Fund’s Peer Group and Universe medians.  The Trustees noted, however, that the Investment Advisor had waived a significant portion of its advisory fees with respect to the Fund because of the Fund’s low asset levels.  The Board observed that the Investment Advisor has no advisory clients other than the Fund and therefore could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, noting that the Investment Advisor had realized no profits with respect to the Fund in the past year.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Strategic Latin America Fund
Fund Expenses – September 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/12 to 9/30/12.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/12	9/30/12	4/1/12 – 9/30/12

Actual Performance	$1,000.00	$1,009.00	$9.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.04	$9.10

* Expenses are equal to the Fund’s annualized expense ratio of 1.80% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Strategic Latin America Fund
a series of the Investment Managers Series Trust

Investment Advisor
Strategic Asset Management, Ltd
Calle Ayacucho No. 277
La Paz, Bolivia

Independent Registered Public Accounting Firm
Tait, Weller & Weller LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Strategic Latin America Fund	SLATX	461 418 733

Privacy Principles of the Strategic Latin America Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Strategic Latin America Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 716-7116 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 716-7116 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 716-7116. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Strategic Latin America Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-716-7116

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/7/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/7/2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/7/2012